Document and Entity Information	Sep. 09, 2022
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001304464
Document Type	8-K
Document Period End Date	Sep. 09, 2022
Entity Registrant Name	CRESTWOOD MIDSTREAM PARTNERS LP
Entity File Number	001-35377
Entity Tax Identification Number	20-1647837
Entity Address, Address Line One	811 Main St.
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(832)
Local Phone Number	519-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false